Revenue	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000)	2025	2024	2025	2024
Revenue
Commercial products	153,663	31,389	249,690	97,888
Rendering of services and clinical supply	3,570	3,740	7,094	8,365
Licenses	812	869	2,214	25,639
Total revenue	158,045	35,998	258,998	131,892
Specified per geographical area
Europe (1)	27,894	5,082	49,222	6,649
North America	108,448	29,394	182,134	122,075
Rest of world	21,703	1,522	27,642	3,168
Total revenue	158,045	35,998	258,998	131,892
(1)
For the three and six months ended June 30, 2025, Denmark, the country of domicile, contributed with €2.6 million and €5.0 million, respectively, of revenue. For the three and six months ended June 30, 2024, no revenue was attributable to Denmark.

Revenue from Commercial Products

Revenue from sale of commercial products were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000)	2025	2024	2025	2024
Revenue from commercial products
SKYTROFA®	50,706	26,202	102,044	91,207
YORVIPATH®	102,957	5,187	147,646	6,681
Total revenue from commercial products	153,663	31,389	249,690	97,888

In the U.S., the Company has established an integrated organization to commercialize the Company’s approved Endocrinology Rare Disease products, SKYTROFA® and YORVIPATH®. In Europe, the Company is expanding its presence by building integrated organizations in select countries (“Europe Direct”), where the Company has launched SKYTROFA and YORVIPATH. Beyond the U.S. and Europe Direct, SKYTROFA and YORVIPATH may also be sold through exclusive distribution agreements with geographic market leaders (“International Markets”) and under certain strategic collaboration agreements.

YORVIPATH and SKYTROFA is approved by the U.S. Food and Drug Administration (“FDA”) and authorized by the European Commission (“EC”) and other regulatory agencies. The Company began selling YORVIPATH in Europe in the first quarter of 2024 and in the U.S. in December 2024. The Company began selling SKYTROFA in the U.S. in the fourth quarter of 2021 and in Europe in the third quarter of 2023.

Other Revenue

Other revenue is attributable to collaborations and license agreements, and relates to Novo Nordisk A/S (“Novo Nordisk”), Eyconis, Inc. (“Eyconis”), Teijin Limited (“Teijin”) and VISEN. Under the collaboration and license agreements, the Company provides various research and development services and clinical supply. Costs associated with these activities are presented as cost of sales in the unaudited condensed consolidated interim statement of profit or loss.

For the three and six months ended June 30, 2025, no revenue from royalties or milestones has been recognized under the collaborations and license agreements.